Note 9 - Subsequent Events (Details) (USD $)	0 Months Ended	3 Months Ended		12 Months Ended		1 Months Ended
	Jun. 10, 2013	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Apr. 30, 2014 Subsequent Event [Member]	Jan. 31, 2014 Subsequent Event [Member]	Jan. 31, 2014 Subsequent Event [Member] Minimum [Member]
Note 9 - Subsequent Events (Details) [Line Items]
Debt Instrument, Face Amount							$ 100,000
Debt Instrument, Term							1 year
Debt Instrument, Interest Rate, Stated Percentage							7.50%
Debt Instrument, Convertible, Terms of Conversion Feature							This note is convertible into shares based upon the average bid price of the 5 days prior to the conversion notice, or $0.01, whichever is greater.
Debt Instrument, Convertible, Conversion Price								$ 0.01
Stock Issued During Period, Shares, Issued for Services						3,400,000
Debt Conversion, Converted Instrument, Amount	$ 50,000	$ 69,373	$ 63,567	$ 219,623	$ 100,000	$ 60,000
Debt Conversion, Converted Instrument, Shares Issued	6,250,000					4,000,000